Trade and Other Payables (Details) - Schedule of trade and other payables - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of trade and other payables [Abstract]
Trade payables	£ 29,224	£ 12,668	£ 1,867
Accruals and other creditors	25,279	10,348	1,632
Tax and social security payables	11,316	2,119	353
Contract liabilities	7,911	9,059	385
Deferred consideration	5,554	1,375
Total trade and other payables	79,284	35,569	4,237
Current	79,284	35,569	4,237
Non-current